SHORT-TERM LOAN- Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Mar. 31, 2023 CNY (¥)
SHORT-TERM LOAN
Amount of borrowings	¥ 24,000		¥ 100,000
Interest rate			1.80%
Interest expenses	¥ 807	$ 114	¥ 10,946	¥ 13,806
Maximum amount of borrowing capacity					¥ 500,000